Accrued Expenses and Other Payable - Schedule of Accrued Expenses and Other Payable (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Accrued payroll	$ 61,095	$ 45,348
Other payable	47,220	35,616
Accrued expenses and other payables	$ 108,315	$ 80,964